Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Carrying amount of the hedged liabilities	¥ 3,087	¥ 2,659
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities	201	168
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 3	¥ 2
Long-term borrowings [Member]
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Long-term borrowings	Long-term borrowings
Carrying amount of the hedged liabilities	¥ 3,087	¥ 2,659
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities	201	168
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 3	¥ 2